Net Income per Limited Partner Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Net Income per Limited Partner Unit
Schedule of partnership's calculation of net income per limited partner unit for common and subordinated limited partner units
Potentially dilutive securities included in the calculation of diluted weighted average limited partner units outstanding totaled 137,800, 108,113 and 54,938 for the years ended December 31, 2014, 2013 and 2012, respectively.

	Years Ended December 31,
	2014	2013	2012
	(Thousands, except per unit data)
Net income	$266,500	$189,791	$110,216
Less:
Pre-acquisition net income allocated to parent	(53,878)	(86,213)	(73,657)
General partner interest in net income – 2%	(4,252)	(2,140)	(791)
General partner interest in net income attributable to incentive distribution rights	(11,453)	(787)	—
Limited partner interest in net income	$196,917	$100,651	$35,768

Net income allocable to common units - basic	$136,992	$58,673	$16,345
Net income allocable to subordinated units - basic	59,925	41,978	19,423
Limited partner interest in net income - basic	$196,917	$100,651	$35,768

Net income allocable to common units - diluted	$137,048	$58,697	$16,370
Net income allocable to subordinated units - diluted	59,869	41,954	19,398
Limited partner interest in net income - diluted	$196,917	$100,651	$35,768

Weighted average limited partner units outstanding – basic
Common units	38,405	23,399	17,339
Subordinated units	17,340	17,340	17,340
Total	55,745	40,739	34,679
Weighted average limited partner units outstanding – diluted
Common units	38,543	23,507	17,394
Subordinated units	17,340	17,340	17,340
Total	55,883	40,847	34,734
Net income per limited partner unit – basic
Common units	$3.57	$2.51	$0.94
Subordinated units	3.46	2.42	1.12
Total	$3.53	$2.47	$1.03
Net income per limited partner unit - diluted
Common units	$3.56	$2.50	$0.94
Subordinated units	3.45	2.42	1.12
Total	$3.52	$2.46	$1.03

Schedule of distribution of any additional available cash from operating surplus among the unitholders and the Partnership's general partner
If for any quarter:

•                   the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•                  the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the Partnership’s general partner in the following manner:

	Total Quarterly Distribution per	Marginal Percentage Interest in Distributions
	Unit Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98.0%	2.0%
First Target Distribution	Above $0.3500 up to $0.4025	98.0%	2.0%
Second Target Distribution	Above $0.4025 up to $0.4375	85.0%	15.0%
Third Target Distribution	Above $0.4375 up to $0.5250	75.0%	25.0%
Thereafter	Above $0.5250	50.0%	50.0%